Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net loss	$ (115,227,348)	$ (2,902,313)	$ (118,786,726)	$ (7,725,194)
Other comprehensive loss:
Foreign currency translation adjustment	62,202	72,683	96,509	290,671
Comprehensive loss	$ (115,165,146)	$ (2,829,630)	$ (118,690,217)	$ (7,434,523)